COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES
Litigations:
The Company is the defendant in various lawsuits, including employment-related litigation claims, construction claims and other legal proceedings in the normal course of its business. Litigation and governmental proceedings can be expensive, lengthy and disruptive to normal business operations, and can require extensive management attention and resources, regardless of their merit. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.